Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	$ 31,350		$ 32,326
Debt securities mandatorily measured and designated at FVTPL	69,417		67,296
Business and government	197,343		188,542
Residential mortgages	271,359		269,706
Debt securities measured at FVOCI	58,945		56,099
FVO securities purchased under resale agreements	69,790		69,213
Derivative instruments	28,964		43,035
Obligations related to securities sold short	16,731		15,284
Obligations related to securities sold under repurchase agreements	76,011		77,171
Derivative instruments	36,401		52,340
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	350		1,668
Debt securities mandatorily measured and designated at FVTPL	33,260		35,624
Business and government	294		963
Residential mortgages	2		4
Loans mandatorily measured at FVTPL	296		967
Debt securities measured at FVOCI	58,350		55,577
FVO securities purchased under resale agreements	11,542		15,587
Derivative instruments	28,964		43,035
Total financial assets	169,514		184,652
Deposits and other liabilities	(32,890)		(27,317)
Obligations related to securities sold short	(16,731)		(15,284)
Obligations related to securities sold under repurchase agreements	(3,252)		(4,087)
Derivative instruments	(36,401)		(52,340)
Total financial liabilities	(89,274)		(99,028)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	26,391		28,150
Debt securities measured at FVOCI	49,927		47,088
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	36,752		32,194
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,456		3,611
Debt securities measured at FVOCI	6,690		6,967
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,413		3,863
Debt securities measured at FVOCI	1,733		1,522
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	7,031		8,273
Derivative instruments	(11,758)		(14,384)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	12,365		21,297
Derivative instruments	(14,812)		(27,229)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	59		59
Derivative instruments	(69)		(63)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,342		5,125
Derivative instruments	(6,568)		(6,374)
Precious metal and other commodity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	4,167		8,281
Derivative instruments	(3,194)		(4,290)
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	1,136		2,611
Debt securities measured at FVOCI	4,684		4,888
Derivative instruments	3,503		2,876
Total financial assets	44,690		41,337
Obligations related to securities sold short	(5,589)		(5,499)
Derivative instruments	(3,350)		(3,586)
Total financial liabilities	(8,939)		(9,085)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	1,136		2,611
Debt securities measured at FVOCI	4,684		4,888
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	35,367		30,962
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1		6
Derivative instruments	(2)		(1)
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3,476		2,776
Derivative instruments	(3,264)		(3,220)
Level 1 of fair value hierarchy [member] | Precious metal and other commodity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	26		94
Derivative instruments	(84)		(365)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	350		1,668
Debt securities mandatorily measured and designated at FVTPL	31,893		32,804
Business and government	114		276
Residential mortgages	2		4
Loans mandatorily measured at FVTPL	116		280
Debt securities measured at FVOCI	53,666		50,689
FVO securities purchased under resale agreements	11,542		15,587
Derivative instruments	25,336		40,092
Total financial assets	123,695		141,893
Deposits and other liabilities	(32,548)		(26,908)
Obligations related to securities sold short	(11,142)		(9,785)
Obligations related to securities sold under repurchase agreements	(3,252)		(4,087)
Derivative instruments	(32,230)		(47,168)
Total financial liabilities	(79,172)		(87,948)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	25,255		25,539
Debt securities measured at FVOCI	45,243		42,200
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	792		773
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,454		3,609
Debt securities measured at FVOCI	6,690		6,967
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,184		3,656
Debt securities measured at FVOCI	1,733		1,522
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	6,980		8,249
Derivative instruments	(10,988)		(12,850)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	12,341		21,297
Derivative instruments	(14,812)		(27,229)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	14		14
Derivative instruments	(19)		(13)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,860		2,345
Derivative instruments	(3,301)		(3,151)
Level 2 of fair value hierarchy [member] | Precious metal and other commodity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	4,141		8,187
Derivative instruments	(3,110)		(3,925)
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets	1,129	$ 1,252	1,422	$ 1,224	$ 1,266	$ 1,588
Total financial liabilities	(1,163)	$ (1,235)	(1,995)	$ (1,486)	$ (1,088)	$ (1,009)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	231		209
Business and government	180		687
Residential mortgages	0
Loans mandatorily measured at FVTPL	180		687
Derivative instruments	125		67
Total financial assets	1,129		1,422
Deposits and other liabilities	(342)		(409)
Derivative instruments	(821)		(1,586)
Total financial liabilities	(1,163)		(1,995)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	593		459
Level 3 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	2		2
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	229		207
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	50		18
Derivative instruments	(768)		(1,533)
Level 3 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	24
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	45		45
Derivative instruments	(50)		(50)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	6		4
Derivative instruments	$ (3)		$ (3)